Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	973,264,177.10	40,300
Yield Supplement Overcollateralization Amount 10/31/24	73,872,531.59	0
Receivables Balance 10/31/24	1,047,136,708.69	40,300
Principal Payments	35,287,290.44	722
Defaulted Receivables	1,331,962.12	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	70,324,143.39	0
Pool Balance at 11/30/24	940,193,312.74	39,532

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.69%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,770,571.03	398
Past Due 61-90 days	3,178,567.22	104
Past Due 91-120 days	694,320.80	28
Past Due 121+ days	0.00	0
Total	14,643,459.05	530

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	784,680.52
Aggregate Net Losses/(Gains) - November 2024	547,281.60
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.63%
Prior Net Losses/(Gains) Ratio	1.08%
Second Prior Net Losses/(Gains) Ratio	0.68%
Third Prior Net Losses/(Gains) Ratio	0.69%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	8,461,739.81
Actual Overcollateralization	8,461,739.81
Weighted Average Contract Rate	7.39%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	56.37

Flow of Funds	$ Amount
Collections	42,428,546.87
Investment Earnings on Cash Accounts	23,111.60
Servicing Fee	(872,613.92)
Transfer to Collection Account	-
Available Funds	41,579,044.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,045,298.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	5,811,486.77
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,461,739.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,510,306.65

Total Distributions of Available Funds	41,579,044.55

Servicing Fee	872,613.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	964,504,799.51
Principal Paid	32,773,226.58
Note Balance @ 12/16/24	931,731,572.93

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2a
Note Balance @ 11/15/24	182,359,299.65
Principal Paid	15,296,721.86
Note Balance @ 12/16/24	167,062,577.79
Note Factor @ 12/16/24	83.5312889%

Class A-2b
Note Balance @ 11/15/24	208,345,499.86
Principal Paid	17,476,504.72
Note Balance @ 12/16/24	190,868,995.14
Note Factor @ 12/16/24	83.5312889%

Class A-3
Note Balance @ 11/15/24	428,500,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	428,500,000.00
Note Factor @ 12/16/24	100.0000000%

Class A-4
Note Balance @ 11/15/24	89,800,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	89,800,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	37,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	37,000,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	18,500,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	18,500,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,295,511.32
Total Principal Paid	32,773,226.58
Total Paid	37,068,737.90

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	832,774.14
Principal Paid	15,296,721.86
Total Paid to A-2a Holders	16,129,496.00

Class A-2b
SOFR Rate	4.80563%
Coupon	5.23563%
Interest Paid	939,317.18
Principal Paid	17,476,504.72
Total Paid to A-2b Holders	18,415,821.90

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4857675
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.5951689
Total Distribution Amount	30.0809364

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.1638707
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.4836093
Total A-2a Distribution Amount	80.6474800

A-2b Interest Distribution Amount	4.1107973
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.4836093
Total A-2b Distribution Amount	80.5944066

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	177.32
Noteholders' Third Priority Principal Distributable Amount	564.49
Noteholders' Principal Distributable Amount	258.19

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	3,080,896.88
Investment Earnings	11,583.88
Investment Earnings Paid	(11,583.88)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88